PENSION AND OTHER POSTRETIREMENT BENEFITS - Reconciliation For Assets Measure At Fair Value Using Level 3 (Details) - Int'l $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) item	Jan. 02, 2016 USD ($)
Reconciliation of Level 3 assets
Impact of changes in foreign currency exchange rates	$ (51.1)	$ (52.1)
Significant Other Unobservable Inputs (Level 3) | Insurance contracts
Reconciliation of Level 3 assets
Balance at the beginning of the period	21.4
Acquisition	8.9
Net realized and unrealized gain	0.5
Purchases	2.6
Settlements	(1.5)
Impact of changes in foreign currency exchange rates	(1.4)
Balance at the end of the period	$ 30.5	$ 21.4
Belgium | Mactac Acquisition
Reconciliation of Level 3 assets
Number of plans | item	2